INCOME TAXES - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
INCOME TAXES
Current income tax expense	$ (245)	$ 493	$ (1,357)	$ 1,366
Deferred income tax recovery		180	145	(59)
Provision (recovery) for income taxes	$ (245)	$ 673	$ (1,212)	$ 1,307